Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Letters of guarantee and letters of credit	$ 590	$ 590
Pre-acquisition contingencies relating to VAT-related matters	2,907
Pre-acquisition contingencies relating to withholding tax-related matters	1,703
Pre-acquisition contingencies relating to provisions for claims and others	1,511
Pre-acquisition contingencies relating to income tax-related matters	511
Navios Logistics certain pre-acquisition contingencies	6,632
Liability related to pre-acquisition contingencies	1,039	2,764	4,674
Initial Navios Logistics Guarantee Amount	10,000
Navios Logistics guarantee	12,000
Contractual Obligations Port Expansion Project	7,095
Contractual Obligations Construction Of Two Remaining Tank Barges	3,257
Contractual Obligations Acquisition Of Chartered In Fleet	$ 13,326